LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.87%
INVESTMENT COMPANIES–96.87%
Equity Funds–42.37%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	3,945,590	$ 39,013,994
LVIP Delaware Mid Cap Value Fund	2,817,555	111,070,821
LVIP SSGA Large Cap 100 Fund	25,790,940	310,548,707
LVIP SSGA Mid-Cap Index Fund	18,386,614	217,550,422
LVIP SSGA Nasdaq-100 Index Fund	4,480,524	41,848,094
LVIP SSGA S&P 500 Index Fund	49,715,470	1,167,020,933
LVIP SSGA Small-Cap Index Fund	8,051,486	225,932,737
LVIP T. Rowe Price Growth Stock Fund	6,107,990	247,416,348
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,625,596	118,678,929
		2,479,080,985
Fixed Income Funds–28.88%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	11,731,922	107,875,026
LVIP Delaware Bond Fund	52,490,276	617,233,150
LVIP JPMorgan High Yield Fund	14,600,660	137,246,205
LVIP PIMCO Low Duration Bond Fund	11,742,366	108,922,191
LVIP SSGA Bond Index Fund	11,496,160	115,812,311
LVIP SSGA Short-Term Bond Index Fund	1,582,947	15,522,376
LVIP Western Asset Core Bond Fund	68,486,097	586,788,881
		1,689,400,140
Global Equity Fund–1.22%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	10,366,413	71,538,618
		71,538,618
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.69%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	4,274,718	$ 40,537,154
		40,537,154
International Equity Funds–23.71%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	8,759,052	117,257,431
LVIP MFS International Growth Fund	17,103,334	330,385,107
LVIP Mondrian International Value Fund	12,982,595	202,593,394
LVIP SSGA Developed International 150 Fund	21,750,109	163,865,318
LVIP SSGA Emerging Markets 100 Fund	5,895,107	42,262,019
LVIP SSGA Emerging Markets Equity Index Fund	18,055,981	178,934,774
LVIP SSGA International Index Fund	35,437,124	352,103,267
		1,387,401,310
Total Affiliated Investments (Cost $4,673,729,150)		5,667,958,207

UNAFFILIATED INVESTMENT–3.14%
INVESTMENT COMPANY–3.14%
Money Market Fund–3.14%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	183,471,093	183,471,093
Total Unaffiliated Investment (Cost $183,471,093)		183,471,093

TOTAL INVESTMENTS–100.01% (Cost $4,857,200,243)	5,851,429,300
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(313,142)
NET ASSETS APPLICABLE TO 506,251,964 SHARES OUTSTANDING–100.00%	$5,851,116,158

✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
36	Australian Dollar	$2,412,360	$2,421,820	6/16/23	$—	$(9,460)
93	British Pound	7,181,344	7,211,037	6/16/23	—	(29,693)
120	Euro	16,355,250	16,408,461	6/16/23	—	(53,211)
93	Japanese Yen	8,861,156	8,842,323	6/16/23	18,833	—
7	Swedish Krona	1,355,480	1,358,006	6/16/23	—	(2,526)
					18,833	(94,890)
Equity Contracts:
239	E-mini MSCI Emerging Markets Index	11,896,225	11,929,170	6/16/23	—	(32,945)
144	E-mini Russell 2000 Index	13,057,200	12,954,193	6/16/23	103,007	—
386	E-mini S&P 500 Index	79,858,575	79,126,494	6/16/23	732,081	—
101	E-mini S&P MidCap 400 Index	25,549,970	25,330,767	6/16/23	219,203	—
441	Euro STOXX 50 Index	20,378,848	20,369,367	6/16/23	9,481	—
91	FTSE 100 Index	8,575,353	8,573,878	6/16/23	1,475	—
91	OMXS 30 Index	1,943,581	1,940,935	4/21/23	2,646	—
30	SPI 200 Index	3,605,118	3,620,387	6/15/23	—	(15,269)
64	TOPIX Index	9,657,240	9,699,034	6/8/23	—	(41,794)
					1,067,893	(90,008)
Total Futures Contracts					$1,086,726	$(184,898)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$5,667,958,207	$—	$—	$5,667,958,207
Unaffiliated Investment Company	183,471,093	—	—	183,471,093
Total Investments	$5,851,429,300	$—	$—	$5,851,429,300
Derivatives:
Assets:
Futures Contracts	$1,086,726	$—	$—	$1,086,726
Liabilities:
Futures Contracts	$(184,898)	$—	$—	$(184,898)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (formerly, LIAC) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.87%@
Equity Funds-42.37%@
✧✧LVIP Channing Small Cap Value Fund	$38,983,489	$284,059	$1,707,375	$(9,696)	$1,463,517	$39,013,994	3,945,590	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	117,854,639	—	5,734,910	(122,195)	(926,713)	111,070,821	2,817,555	—	—
✧✧LVIP SSGA Large Cap 100 Fund	318,806,139	2,453,886	13,220,622	(252,200)	2,761,504	310,548,707	25,790,940	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	219,587,600	—	10,349,637	813,867	7,498,592	217,550,422	18,386,614	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	36,628,552	—	2,183,561	(322,684)	7,725,787	41,848,094	4,480,524	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,166,775,388	—	85,314,550	4,500,868	81,059,227	1,167,020,933	49,715,470	—	—
✧✧LVIP SSGA Small-Cap Index Fund	225,488,973	4,503,445	9,828,944	(71,927)	5,841,190	225,932,737	8,051,486	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	222,089,508	138,050	9,736,653	(4,191,541)	39,116,984	247,416,348	6,107,990	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	113,794,179	943,756	4,891,399	(193,453)	9,025,846	118,678,929	4,625,596	—	—
Fixed Income Funds-28.88%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	104,665,250	4,159,939	4,268,439	(407,167)	3,725,443	107,875,026	11,731,922	—	—
✧✧LVIP Delaware Bond Fund	587,131,103	37,247,952	24,297,878	(5,207,727)	22,359,700	617,233,150	52,490,276	—	—
✧✧LVIP JPMorgan High Yield Fund	135,872,504	3,055,158	5,537,432	(831,694)	4,687,669	137,246,205	14,600,660	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	142,089,372	—	34,562,336	(1,584,040)	2,979,195	108,922,191	11,742,366	—	—
✧✧LVIP SSGA Bond Index Fund	114,043,054	2,851,742	4,614,528	(551,768)	4,083,811	115,812,311	11,496,160	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	15,391,570	560,818	622,960	(15,534)	208,482	15,522,376	1,582,947	—	—
✧✧LVIP Western Asset Core Bond Fund	572,937,776	15,853,661	23,319,544	(5,129,404)	26,446,392	586,788,881	68,486,097	—	—
Global Equity Fund-1.22%@
✧✧LVIP BlackRock Global Real Estate Fund	75,548,724	—	4,910,833	(415,850)	1,316,577	71,538,618	10,366,413	—	—
Global Fixed Income Fund-0.69%@
✧✧LVIP Global Income Fund	40,344,296	801,732	1,615,084	(246,025)	1,252,235	40,537,154	4,274,718	—	—
International Equity Funds-23.71%@
✧✧LVIP Loomis Sayles Global Growth Fund	109,819,907	—	11,195,609	1,008,350	17,624,783	117,257,431	8,759,052	—	—
✧✧LVIP MFS International Growth Fund	307,951,418	8,056,166	12,869,035	476,516	26,770,042	330,385,107	17,103,334	—	—
✧✧LVIP Mondrian International Value Fund	189,482,312	3,417,634	7,852,584	(224,178)	17,770,210	202,593,394	12,982,595	—	—
✧✧LVIP SSGA Developed International 150 Fund	168,734,419	—	16,179,676	(66,042)	11,376,617	163,865,318	21,750,109	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	43,403,982	—	2,908,692	(309,134)	2,075,863	42,262,019	5,895,107	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	160,981,488	18,672,687	7,044,140	(186,875)	6,511,614	178,934,774	18,055,981	—	—
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$353,892,586	$—	$30,531,269	$4,654,550	$24,087,400	$352,103,267	35,437,124	$—	$—
Total	$5,582,298,228	$103,000,685	$335,297,690	$(8,884,983)	$326,841,967	$5,667,958,207		$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–5